Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Schedule of Accruals and Other Payables [Abstract]
Interest payable			¥ 17,690
VAT output			(290,385)
Other taxes	1,504	10,912	53,571
Salaries	53,369	387,282	195,832
Consulting fee	97,155	705,025
Others	7,214	52,372	50,476
Total	$ 159,242	¥ 1,155,591	¥ 607,954